Management of Financial Risk (Details) - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Accounts payable and accrued liabilities	$ 4,495,327	$ 4,976,823
Convertible debentures	(56,306)	(15,688)
Loans payable	50,052	$ 0
Over 12 Months [Member]
Statement [Line Items]
Due to related parties	0
Financial guarantee liability	0
Accounts payable and accrued liabilities	0
Convertible debentures	0
Loans payable	49,115
Warrant liabilities	0
0 - 12 Months [Member]
Statement [Line Items]
Due to related parties	1,476,700
Financial guarantee liability	382,428
Accounts payable and accrued liabilities	4,495,327
Convertible debentures	820,553
Loans payable	50,052
Warrant liabilities	$ 312,936